Bank Borrowings (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Interest expense	$ 275,796	$ 159,955	$ 66,521
Repayments of bank borrowing	$ 3,522,222